Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	THORNBURG INVESTMENT TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000816153
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Feb. 04, 2020
Document Effective Date	dei_DocumentEffectiveDate	Feb. 04, 2020
Prospectus Date	rr_ProspectusDate	Feb. 01, 2020
Limited Term U.S. Government Fund [Member] | Class R3 | Retirement (3)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LTURX
Limited Term U.S. Government Fund [Member] | Class R4 | Retirement (3)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LTUGX
Limited Term U.S. Government Fund [Member] | Class R5 | Retirement (3)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LTGRX
Limited Term Income Fund [Member] | Class R3 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THIRX
Limited Term Income Fund [Member] | Class R4 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THRIX
Limited Term Income Fund [Member] | Class R5 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THRRX
Limited Term Income Fund [Member] | Class R6 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THRLX
Strategic Income Fund [Member] | Class R3 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TSIRX
Strategic Income Fund [Member] | Class R4 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TSRIX
Strategic Income Fund [Member] | Class R5 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TSRRX
Strategic Income Fund [Member] | Class R6 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TSRSX
Value Fund [Member] | Class R3 | Retirement (3)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TVRFX
Value Fund [Member] | Class R4 | Retirement (3)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TVIRX
Value Fund [Member] | Class R5 | Retirement (3)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TVRRX
International Value Fund [Member] | Class R3 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TGVRX
International Value Fund [Member] | Class R4 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THVRX
International Value Fund [Member] | Class R5 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TIVRX
International Value Fund [Member] | Class R6 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TGIRX
Growth Fund [Member] | Class R3 | Retirement (3)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THCRX
Growth Fund [Member] | Class R4 | Retirement (3)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TCGRX
Growth Fund [Member] | Class R5 | Retirement (3)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THGRX
International Growth Fund [Member] | Class R3 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TIGVX
International Growth Fund [Member] | Class R4 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TINVX
International Growth Fund [Member] | Class R5 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TINFX
International Growth Fund [Member] | Class R6 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THGIX
Income Builder Fund [Member] | Class R3 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TIBRX
Income Builder Fund [Member] | Class R4 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TIBGX
Income Builder Fund [Member] | Class R5 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TIBMX
Income Builder Fund [Member] | Class R6 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TIBOX
Global Opportunities Fund [Member] | Class R3 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THORX
Global Opportunities Fund [Member] | Class R4 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THOVX
Global Opportunities Fund [Member] | Class R5 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THOFX
Global Opportunities Fund [Member] | Class R6 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THOGX
Developing World Fund [Member] | Class R5 | Retirement (2)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THDRX
Developing World Fund [Member] | Class R6 | Retirement (2)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TDWRX